Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended				4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 03, 2020	Oct. 22, 2020	May 21, 2020	Dec. 31, 2017
Class Of Stock [Line Items]
Basic and diluted net (loss) income per unit			$ (31.46)			$ 0.73	$ (8.55)		$ (78)	$ (87.58)
Issuance of Insider shares for no consideration, Shares										18,000
Offering costs charged to stockholders' equity upon completion of offering										$ 20,397,899
Unrecognized Tax Benefits	$ 0	$ 0							$ 0		$ 0
Commodity contract asset, Current	2,575,000	2,575,000							2,575,000		2,575,000	$ 269,000
Contract liabilities	541,000	541,000	$ 2,136,000						541,000	2,136,000	541,000	0
Revenue remaining performance obligation amount	$ 108,843,000	$ 108,843,000	$ 158,150,000						$ 108,843,000	$ 158,150,000	$ 108,843,000
Revenue remaining performance obligation percentage	94.00%	94.00%	94.00%						94.00%	94.00%	94.00%
Income tax examination likelihood of unfavorable settlement percent									50.00%
Unrecognized tax benefits	$ 0	$ 0							$ 0		$ 0
Cash and cash equivalents	$ 9,704,000	$ 9,704,000	$ 10,776,000			$ 4,340,000	$ 4,340,000		9,704,000	$ 10,776,000	9,704,000	1,644,000	$ 380,000		$ 364,000	$ 0	$ 1,149,000
Selling, General and Administrative Expenses [Member]
Class Of Stock [Line Items]
Advertising expense									35,000		57,000	$ 42,000	$ 11,000
GigCapital4, Inc
Class Of Stock [Line Items]
Decrease in additional paid in capital due to change in carrying value of common stock subject to possible redemption										17,000,000.0
Basic and diluted net (loss) income per unit		$ (0.01)
Shares Forfeited Subsequent To Expiration Of Underwriters Over Allotment Option	1,170,000	1,170,000
Unrecognized Tax Benefits	$ 0	$ 0							0		0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0							0		0
Unrecognized tax benefits	0	0							0		0
Cash and cash equivalents	$ 150,000	150,000	$ 982,249						150,000	$ 982,249	150,000			$ 0
Common Stock Subject to Possible Redemption
Class Of Stock [Line Items]
Basic and diluted net (loss) income per unit			$ 0.00							$ 0.00
Common Stock Subject to Possible Redemption | GigCapital4, Inc
Class Of Stock [Line Items]
Reclassifications of shares from permanent equity to temporary										1,695,412
Reclassifications of permanent equity to temporary			$ 15,200,000					$ 17,000,000.0
Basic and diluted net (loss) income per unit			$ 0.00							$ 0.00
Shares Forfeited Subsequent To Expiration Of Underwriters Over Allotment Option	1,170,000
Non-Redeemable Common Stock
Class Of Stock [Line Items]
Basic and diluted net (loss) income per unit			(0.19)	$ 0.02	$ 0.06					(0.43)
Non-Redeemable Common Stock | GigCapital4, Inc
Class Of Stock [Line Items]
Basic and diluted net (loss) income per unit			$ (0.19)					$ 0.03		$ (0.43)
Minimum | GigCapital4, Inc
Class Of Stock [Line Items]
Net tangible assets	$ 5,000,001	$ 5,000,001	$ 5,000,001						$ 5,000,001	$ 5,000,001	$ 5,000,001